SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Revenue from external customers	$ 12,690,633	$ 24,734,759
Intersegment revenue
Interest income	7,818	230
Interest expense	9,891	19,142
Depreciation and amortization	157,603
Operating income (loss)	(57,005)	(3,608,174)
Segment assets	13,087,060	18,424,084
Expenditures for segment assets	198,122	$ 405,851
Garment Manufacturing Segment [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	2,525,440
Intersegment revenue
Interest income	7,563
Interest expense	8,016
Depreciation and amortization	2,641
Operating income (loss)	75,494
Segment assets	1,784,020
Expenditures for segment assets
Logistic Services Segment [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	5,332,291
Intersegment revenue
Interest income	86
Interest expense	604
Depreciation and amortization	123,514
Operating income (loss)	236,777
Segment assets	2,610,469
Expenditures for segment assets	149,148
Property Management and Subleasing [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	4,265,218
Intersegment revenue
Interest income	154
Interest expense	678
Depreciation and amortization	25,451
Operating income (loss)	96,490
Segment assets	7,608,997
Expenditures for segment assets	48,974
Epidemic Prevention Supplies Segment [Member]
Segment Reporting Information [Line Items]
Revenue from external customers	567,684
Intersegment revenue
Interest income
Interest expense
Depreciation and amortization	5,997
Operating income (loss)	51,616
Segment assets	64,885
Expenditures for segment assets
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Revenue from external customers
Intersegment revenue
Interest income	15
Interest expense	593
Depreciation and amortization
Operating income (loss)	(517,382)
Segment assets	1,018,689
Expenditures for segment assets